Operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of expenses [Abstract]
Schedule of Operating Expenses

	2025 £m	2024 £m	2023 £m
Staff costs:
Salaries and social security costs[1]	3,846	3,819	3,651
Pensions and other retirement benefit schemes (note 12)	527	526	355
Restructuring and other staff costs	334	327	487
	4,707	4,672	4,493
Premises and equipment costs[2]	503	454	449
Depreciation and amortisation[3]	3,477	3,426	2,905
UK bank levy	130	147	150
Regulatory and legal provisions (note 28)	968	899	675
Other	2,786	2,594	2,720
Operating expenses before adjustment for:	12,571	12,192	11,392
Amounts attributable to the acquisition of insurance and participating investment contracts	(191)	(182)	(183)
Amounts reported within insurance service expenses	(414)	(409)	(386)
Total operating expenses	11,966	11,601	10,823
1Including social security costs of £454 million (2024: £428 million; 2023: £371 million).
2Net of loss on disposal of operating lease assets of £10 million (2024: profit of £59 million; 2023: profit of £93 million).
3Including depreciation in respect of premises £101 million (2024: £96 million; 2023: £110 million), equipment £349 million (2024: £400 million; 2023: £388 million), operating lease assets £1,470 million (2024: £1,410 million; 2023: £1,070 million) and right-of-use assets £182 million (2024: £198 million; 2023: £209 million).

Schedule of Average Number of Persons Employed by the Group	The average number of persons on a headcount basis employed by the Group during the year was as follows:

	2025	2024	2023
UK	60,331	64,334	65,390
Overseas	3,707	1,895	807
Total	64,038	66,229	66,197

Schedule of Performance-Based Compensation Costs	The tables below analyse the Group’s performance-based compensation costs between those relating to the current performance year and those relating to earlier years.

	Performance-based compensation expense			Performance-based compensation expense deferred until later years
	2025 £m	2024 £m	2023 £m	2025 £m	2024 £m	2023 £m
Awards made in respect of the year ended 31 December	343	300	316	83	90	108
Awards made in respect of earlier years	92	96	124	37	34	22
	435	396	440	120	124	130